UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                  (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 95.63%

Consumer Discretionary - 11.33%
*	Deckers Outdoor Corp.	2,440	$225,066
*	Discovery Communications, Inc. - Class A	2,369	103,573
*	Discovery Communications, Inc. - Class C	2,369	101,796
	Expedia, Inc.	5,801	498,306
	Hanesbrands, Inc.	2,025	207,927
	Las Vegas Sands Corp.	3,285	218,485
μ	Luxottica Group	2,811	148,927
	Marriott International, Inc.	3,689	256,017
μ	Melco Crown Entertainment Ltd.	9,369	265,705
	Royal Caribbean Cruises Ltd.	2,196	140,017
*	The Priceline Group, Inc.	250	311,078
	The Walt Disney Co.	2,797	251,394
*	Visteon Corp.	1,909	193,172
			2,921,463
Consumer Staples - 2.60%
	Bunge Ltd.	1,830	154,910
	Dr. Pepper Snapple Group, Inc.	4,274	268,920
	PepsiCo, Inc.	2,686	248,428
			672,258
Energy - 13.15%
*	Athlon Energy, Inc.	8,452	393,034
*	Carrizo Oil & Gas, Inc.	3,903	244,796
	Chesapeake Energy Corp.	6,293	171,170
*	Continental Resources, Inc.	2,715	437,902
*	Diamondback Energy, Inc.	6,369	549,963
	EOG Resources, Inc.	4,771	524,237
	Green Plains, Inc.	6,101	272,654
	Halliburton Co.	1,564	105,742
	Kinder Morgan, Inc.	10,059	404,975
	Noble Energy, Inc.	3,946	284,664
			3,389,137
Financials - 4.76%
	ACE Ltd.	1,842	195,860
	Aflac, Inc.	1,941	118,867
	American Tower Corp.	1,741	171,663
	Fifth Third Bancorp	8,428	171,973
	Jones Lang LaSalle, Inc.	1,883	251,588
	Ping An Insurance Group Co. of China Ltd.	8,250	134,228
	RLJ Lodging Trust	6,144	183,153
			1,227,332

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 18.39%
*	Amicus Therapeutics, Inc.	43,317	$311,449
*	BioDelivery Sciences International, Inc.	12,384	198,144
*	Biogen Idec, Inc.	2,175	746,112
*	Celgene Corp.	5,274	501,135
*	Gilead Sciences, Inc.	11,777	1,266,734
*	ICON PLC	6,161	305,216
μ	Novo Nordisk	8,259	379,584
*	Pacira Pharmaceuticals, Inc.	3,878	419,832
*	Tenet Healthcare Corp.	3,411	208,685
*	Valeant Pharmaceuticals International, Inc.	1,768	207,386
	Zimmer Holdings, Inc.	1,969	195,541
			4,739,818
Industrials - 3.58%
	AGCO Corp.	2,967	144,908
	JetBlue Airways Corp.	17,320	211,824
*μ	Ryanair Holdings PLC	3,079	169,037
	The Boeing Co.	1,956	248,021
*	Union Pacific Corp.	1,406	148,010
			921,800
Information Technology - 28.68%
*	Akamai Technologies, Inc.	4,005	241,982
	Apple, Inc.	9,646	988,715
	ARRIS Group, Inc.	4,774	146,132
	ASML Holding NV	3,809	366,121
	Avago Technologies Ltd.	3,363	276,069
	Corning, Inc.	12,151	253,470
*	Facebook, Inc.	8,426	630,433
*	Fiserv, Inc.	4,243	273,546
*	Fortinet, Inc.	10,082	260,216
*	Google, Inc. - Class A	276	160,731
*	Google, Inc. - Class C	253	144,615
*	Micron Technology, Inc.	8,942	291,509
	Microsoft Corp.	22,312	1,013,634
*	NXP Semiconductor NV	4,575	313,479
*	RF Micro Devices, Inc.	51,466	641,781
*	Skyworks Solutions, Inc.	6,538	370,443
*	SunEdison, Inc.	22,924	505,016
μ	Tencent Holdings Ltd.	26,200	424,912
*	VASCO Data Security International, Inc.	6,068	89,624
			7,392,428

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014
				Value (Note 1)

COMMON STOCKS - Continued

Materials - 11.68%
*	AK Steel Holding Corp.		48,354	$528,026
	Alcoa, Inc.		19,777	328,496
	Graphic Packaging Holding Co.		98,976	1,265,903
	LyondellBasell Industries NV		1,966	224,812
	The Dow Chemical Co.		2,877	154,063
	United States Steel Corp.		6,994	270,318
	US Silica Holdings, Inc.		3,332	239,271
				3,010,889
Telecommunications - 1.46%
*	SBA Communications Corp.		3,412	376,309
				376,309

	Total Common Stocks (Cost $22,218,961)			24,651,434

SHORT-TERM INVESTMENT - 3.63%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%		936,014	936,014

	Total Short-Term Investment (Cost $936,014)			936,014

Total Value of Investments (Cost $23,154,975)(a) - 99.26%				$25,587,448

Other Assets Less Liabilities - 0.74%				189,919

Net Assets - 100.00%				$25,777,367

§	Represents 7 day effective yield
μ	American Depository Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands Security
PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	95.63%	$24,651,434
	Short-Term Investment	3.63%	936,014
	Other Assets Less Liabilities	0.74%	189,919
	Total	100.00%	$25,777,367

				(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$2,603,851
Aggregate gross unrealized depreciation	(171,378)

Net unrealized appreciation	$2,432,473

(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$24,651,434	$24,651,434	$-	$-
Short-Term Investment	936,014	936,014	-	-
Total	$25,587,448	$25,587,448	$-	$-

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

OPEN-END FUNDS - 97.31%
Angel Oak Multi-Strategy Income Fund - Institutional		28,161	$343,278
BBH Limited Duration Fund - Class N		116,730	1,206,983
Deutsche Short Duration Fund - Institutional		132,352	1,209,698
DoubleLine Emerging Markets Fixed Income Bond Fund - Class I		15,888	173,656
Eaton Vance Bond Fund - Class I		30,989	351,410
Forward Income Builder Fund - Institutional		21,825	351,826
Loomis Sayles Bond Funds - Class I		21,949	348,981
MFS Emerging Markets Debt Local Currency Fund - Class I		19,290	174,575
Natixis Loomis Sayles High Income Fund - Class Y		38,356	176,439
Natixis Loomis Sayles Strategic Income Fund - Class Y		20,353	350,079
Oppenheimer Ultra-Short Duration Fund - Class Y		120,457	1,206,983
PIMCO Income Fund - Institutional		27,226	347,397
Pioneer High Yield Fund - Class Z		17,203	175,301
Putnam Emerging Markets Income Fund - Class Y		18,350	174,873
Putnam Income Fund - Class Y		163,364	1,203,996
RidgeWorth Institional US Government Securities Ultra Short Bond Fund - Class I		119,032	1,206,987
Touchstone Ultra Short Duration Fixed Income Fund - Institutional		128,130	1,206,988
Van Eck Unconstrained Emerging Market Bond Fund - Class Y		19,260	174,299

Total Open-End Funds (Cost $10,342,983)			10,383,749

SHORT-TERM INVESTMENT - 2.55%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	271,992	271,992

Total Short-Term Investment (Cost $271,992)			271,992

Total Value of Investments (Cost $10,614,975)(a) - 99.86%			$10,655,741

Other Assets Less Liabilities - 0.14%			15,420

Net Assets - 100.00%			$10,671,161

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Open-End Funds	97.31%	$10,383,749
Short-Term Investment	2.55%	271,992
Other Assets Less Liabilities	0.14%	15,420
Total	100.00%	$10,671,161

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$62,536
Aggregate gross unrealized depreciation			(21,770)

Net unrealized appreciation			$40,766
			(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Dynamic Total Return Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$10,383,749	$10,383,749	$-	$-
Short-Term Investment	271,992	271,992	-	-
Total	$10,655,741	$10,655,741	$-	$-

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 31.49%

Consumer Discretionary - 4.23%
Comcast Corp.		2,800	$153,216
McDonald's Corp.		1,151	107,872
			261,088
Energy - 6.37%
Chevron Corp.		761	98,512
ConocoPhillips		1,165	94,621
Phillips 66		1,250	108,775
The Williams Cos., Inc.		1,543	91,716
			393,624
Financials - 8.37%
AvalonBay Communities, Inc.		534	82,289
BlackRock, Inc.		342	113,041
CME Group, Inc.		1,774	135,800
JPMorgan Chase & Co.		1,885	112,063
Silvercrest Asset Management Group, Inc.		4,600	73,784
			516,977
Healthcare - 4.15%
Cardinal Health, Inc.		1,722	126,911
Pfizer, Inc.		4,400	129,316
			256,227
Industrials - 2.34%
3M Co.		1,005	144,720
			144,720
Information Technology - 6.03%
KLA-Tencor Corp.		1,750	133,735
Microsoft Corp.		2,368	107,578
QUALCOMM, Inc.		1,720	130,892
			372,205

Total Common Stocks (Cost $1,690,411)			1,944,841

OPEN-END FUND - 66.22%
ε	Forward International Dividend Fund- Institutional Class	501,834	4,089,946

Total Open-End Fund (Cost $4,032,281)			4,089,946

SHORT-TERM INVESTMENT - 1.46%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	89,836	89,836

Total Short-Term Investment (Cost $89,836)			89,836

			(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014
			Shares	Value (Note 1)

Total Value of Investments (Cost $5,812,528)(a) - 99.17%				$6,124,623

Other Assets Less Liabilities - 0.83%				51,411

Net Assets - 100.00%				$6,176,034

§	Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	31.49%	$1,944,841
	Open-End Fund	66.22%	4,089,946
	Short-Term Investment	1.46%	89,836
	Other Assets Less Liabilities	0.83%	51,411
	Total	100.00%	$6,176,034

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$315,389
Aggregate gross unrealized depreciation				(3,294)

Net unrealized appreciation				$312,095

				(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,944,841	$1,944,841	$-	$-
Open-End Fund	4,089,946	4,089,946	-	-
Short-Term Investment	89,836	89,836	-	-
Total	$6,124,623	$6,124,623	$-	$-

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 98.14%
Consumer Discretionary Select Sector SPDR Fund		29,381	$2,022,000
Consumer Staples Select Sector SPDR Fund		44,763	2,020,154
Energy Select Sector SPDR Fund		20,644	2,038,389
Financial Select Sector SPDR Fund		87,861	2,052,433
Health Care Select Sector SPDR Fund		31,980	2,042,243
Industrial Select Sector SPDR Fund		37,345	2,017,377
iShares Cohen & Steers REIT ETF		17,665	1,597,446
iShares Dow Jones U.S. ETF		14,829	1,503,809
iShares U.S. Consumer Services ETF		12,594	1,601,579
iShares U.S. Industrials ETF		15,580	1,614,555
iShares India 50 ETF		52,532	1,590,144
iShares Russell Mid-Cap ETF		9,255	1,521,059
iShares Russell 1000 ETF		13,422	1,506,351
iShares Russell 1000 Value ETF		15,400	1,580,656
iShares Russell Mid-Cap Value ETF		22,172	1,618,778
iShares US Real Estate ETF		21,558	1,599,604
Materials Select Sector SPDR Fund		39,902	2,016,248
Technology Select Sector SPDR Fund		50,358	2,028,420

Total Exchange Traded Products (Cost $30,443,016)			31,971,245

SHORT-TERM INVESTMENT - 1.61%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	524,499	524,499

Total Short-Term Investment (Cost $524,499)			524,499

Total Value of Investments (Cost $30,967,515)(a) - 99.75%			$32,495,744

Other Assets Less Liabilities - 0.25%			80,586

Net Assets - 100.00%			$32,576,329

§ Represents 7 day effective yield
The following acronym is used in this portfolio: REIT - Real Estate Investment Trust
Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	98.14%	$31,971,245
Short-Term Investment	1.61%	524,499
Other Assets Less Liabilities	0.25%	80,586
Total	100.00%	$32,576,329

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,544,612
Aggregate gross unrealized depreciation			(16,383)

Net unrealized appreciation			$1,528,229
			(Continued)

Rx Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$31,971,245	$31,971,245	$-	$-
Short-Term Investment	524,499	524,499	-	-
Total	$32,495,744	$32,495,744	$-	$-

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
	Shares	Value (Note 1)

COMMON STOCKS - 21.23%

Energy - 20.87%
Access Midstream Partners LP	2,900	$186,615
Atlas Energy LP	2,362	105,723
Boardwalk Pipeline Partners LP	6,250	124,688
* Cheniere Energy, Inc.	1,639	131,546
DCP Midstream Partners LP	1,750	99,015
Energy Transfer Equity LP	4,533	274,926
Energy Transfer Partners LP	1,838	105,593
EnLink Midstream Partners LP	3,206	99,354
Enterprise Products Partners LP	2,464	100,112
EQT Midstream Partners LP	2,320	226,177
Genesis Energy LP	2,165	120,591
Kinder Morgan, Inc.	2,725	109,709
Magellan Midstream Partners LP	2,157	181,037
MarkWest Energy Partners LP	1,659	132,272
MPLX LP	2,717	165,737
NGL Energy Partners LP	3,592	152,947
ONEOK, Inc.	1,167	81,923
Phillips 66	1,298	112,952
Phillips 66 Partners LP	3,049	225,626
Plains GP Holdings LP	3,539	109,214
SemGroup Corp.	2,195	192,567
Sunoco Logistics Partners LP	4,000	197,920
Targa Resources Corp.	1,668	232,769
Teekay Corp.	950	58,254
Tesoro Logistics LP	1,640	115,259
The Williams Cos., Inc.	2,050	121,852
Valero Energy Partners LP	2,515	134,075
Western Gas Equity Partners LP	2,646	158,628
		4,057,081
Utilities - 0.36%
Dominion Resources, Inc.	998	70,080
		70,080

Total Common Stocks (Cost $3,199,618)		4,127,161

OPEN-END FUNDS - 75.76%
Ivy High Income Fund	426,322	3,704,740
Lord Abbett High Yield Fund	460,586	3,698,508
Nuveen High Income Bond Fund	399,169	3,680,342
Third Avenue Focused Credit Fund	307,974	3,643,327

Total Open-End Funds (Cost $14,592,902)		14,726,917
		(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 2.89%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%		560,626	$560,626

	Total Short-Term Investment (Cost $560,626)			560,626

Total Value of Investments (Cost $18,353,146)(a) - 99.88%				$19,414,704

Other Assets Less Liabilities - 0.12%				24,194

Net Assets - 100.00%				$19,438,898

§	Represents 7 day effective yield	* Non-income producing investment

	Summary of Investments
		% of Net
		Assets	Value
	Common Stocks	21.23%	$4,127,161
	Open-End Funds	75.76%	14,726,917
	Short-Term Investment	2.89%	560,626
	Other Assets Less Liabilities	0.12%	24,194
	Total	100.00%	$19,438,898

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$1,061,558
Aggregate gross unrealized depreciation				-

Net unrealized appreciation				$1,061,558

				(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,127,161	$4,127,161	$-	$-
Open-End Funds	14,726,917	14,726,917	-	-
Short-Term Investment	560,626	560,626	-	-
Total	$19,414,704	$19,414,704	$-	$-

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 14.21%
* Barclays ETN+ ETNs Linked to the S&P 500 Dynamic
VEQTORTM TR Index Bond Fund		8,961	$1,357,770

Total Exchange Traded Product (Cost $1,264,428)			1,357,770

OPEN-END FUNDS - 65.67%
361 Managed Futures Fund - Class I		194,721	2,190,616
Angel Oak Multi-Strategy Income Fund		72,430	882,926
Columbia Absolute Return Currency and Income Fund - Class Z		72,231	716,532
Merk Absolute Return Currency Fund - Institutional Class		97,741	901,173
Merk Hard Currency Fund		37,621	424,368
PIMCO Credit Absolute Return Fund - Institutional Class		66,289	715,925
The Merger Fund		26,896	444,596

Total Open-End Funds (Cost $6,297,931)			6,276,136

HEDGE FUND - 8.83%
Velocity Capital Long/Short Volatility Fund, LLC		10,377	844,260

Hedge Fund (Cost $850,000)			844,260

SHORT-TERM INVESTMENT - 11.04%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,054,513	1,054,513

Total Short-Term Investment (Cost $1,054,513)			1,054,513

Total Value of Investments (Cost $9,466,872)(a) - 99.75%			$9,532,679

Other Assets Less Liabilities - 0.25%			23,860

Net Assets - 100.00%			$9,556,539

§ Represents 7 day effective yield	Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Product	14.21%	$1,357,770
Open-End Funds	65.67%	6,276,136
Hedge Fund	8.83%	844,260
Short-Term Investment	11.04%	1,054,513
Other Assets Less Liabilities	0.25%	23,860
Total	100.00%	$9,556,539

			(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$146,571
Aggregate gross unrealized depreciation	(80,764)

Net unrealized appreciation	$65,807

(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Non Traditional Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$1,357,770	$1,357,770	$-	$-
Open-End Funds	6,276,136	6,276,136	-	-
Hedge Fund	844,260	-	844,260	-
Short-Term Investment	1,054,513	1,054,513	-	-
Total	$9,532,679	$8,688,419	$844,260	$-

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCK - 19.92%

Financials - 19.92%
* Berkshire Hathaway, Inc. Class B		9,590	$1,316,228

Total Common Stock (Cost $1,137,530)			1,316,228

OPEN-END FUNDS - 74.62%
BlackRock Global Allocation Fund, Inc.		55,778	1,239,939
First Eagle Global Fund		21,547	1,230,781
Ivy Asset Strategy Fund		38,254	1,228,345
Natixis Loomis Sayles Global Equity and Income Fund		60,607	1,230,924

Total Open-End Funds (Cost $4,634,971)			4,929,989

SHORT-TERM INVESTMENT - 4.91%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	324,033	324,033

Total Short-Term Investment (Cost $324,033)			324,033

Total Value of Investments (Cost $6,096,534)(a) - 99.45%			$6,570,250

Other Assets Less Liabilities - 0.55%			36,207

Net Assets - 100.00%			$6,606,457

§ Represents 7 day effective yield *	Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Common Stock	19.92%	$1,316,228
Open-End Funds	74.62%	4,929,989
Short-Term Investment	4.91%	324,033
Other Assets Less Liabilities	0.55%	36,207
Total	100.00%	$6,606,457

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$473,716
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$473,716
			(Continued)

Rx Premier Managers Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Premier Managers Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Premier Managers Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$1,316,228	$1,316,228	$-	$-
Open-End Funds	4,929,989	4,929,989	-	-
Short-Term Investment	324,033	324,033	-	-
Total	$6,570,250	$6,570,250	$-	$-

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 98.82%
iShares Core S&P 500 ETF		9,924	$2,004,251
iShares MSCI BRIC ETF		4,874	200,370
iShares MSCI EAFE Growth ETF		7,913	559,053
iShares MSCI EAFE Value ETF		3,508	199,921
iShares MSCI Emerging Markets ETF		4,444	200,247
iShares MSCI EMU ETF		5,048	201,264
iShares Russell 1000 Value ETF		7,822	802,850
iShares Russell 1000 Growth ETF		21,473	2,002,357
iShares Russell 2000 Value ETF		8,969	901,833
iShares Russell 2000 Growth ETF		1,468	201,043
iShares Micro-Cap ETF		2,731	201,766
iShares Russell Mid-Cap Growth ETF		14,762	1,347,180
iShares Russell Mid-Cap Value ETF		2,750	200,778
iShares Short Treasury Bond ETF		9,019	994,525

Total Exchange Traded Products (Cost $8,499,042)			10,017,438

SHORT-TERM INVESTMENT - 0.89%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	90,352	90,352

Total Short-Term Investment (Cost $90,352)			90,352

Total Value of Investments (Cost $8,589,394)(a) - 99.71%			$10,107,790

Other Assets Less Liabilities - 0.29%			29,557

Net Assets - 100.00%			$10,137,347

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	98.82%	$10,017,438
Short-Term Investment	0.89%	90,352
Other Assets Less Liabilities	0.29%	29,557
Total	100.00%	$10,137,347

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,518,432
Aggregate gross unrealized depreciation			(36)

Net unrealized appreciation			$1,518,396
			(Continued)

Rx Traditional Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Traditional Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$10,017,438	$10,017,438	$-	$-
Short-Term Investment	90,352	90,352	-	-
Total	$10,107,790	$10,107,790	$-	$-

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.93%
Guggenheim Enhanced Short Duration ETF		14,188	$712,635
iShares Agency Bond ETF		16,777	1,882,883
iShares Core S&P 500 ETF		2,328	470,163
iShares Government/Credit Bond ETF		2,653	302,329
iShares iBoxx $ High Yield Corporate Bond ETF		2,100	197,904
iShares International Treasury Bond ETF		964	100,054
iShares MBS ETF		18,564	2,013,451
iShares Micro-Cap ETF		561	41,447
iShares MSCI BRIC ETF		1,321	54,306
iShares MSCI EAFE Growth ETF		1,772	125,192
iShares MSCI EAFE Value ETF		787	44,851
iShares MSCI Emerging Markets ETF		1,141	51,413
iShares MSCI EMU ETF		1,075	42,860
iShares Russell 1000 Growth ETF		4,997	465,970
iShares Russell 1000 Value ETF		1,846	189,473
iShares Russell 2000 Growth ETF		316	43,276
iShares Russell 2000 Value ETF		1,932	194,263
iShares Russell Mid-Cap Growth ETF		3,353	305,995
iShares Russell Mid-Cap Value ETF		651	47,530
iShares Short Treasury Bond ETF		996	109,829
iShares TIPS Bond ETF		2,625	302,531
SPDR Barclays Convertible Securities ETF		4,090	209,204
SPDR Barclays Investment Grade Floating Rate ETF		54,805	1,681,417
Vanguard Total Bond Market ETF		19,465	1,607,420

Total Exchange Traded Products (Cost $10,931,184)			11,196,396

Total Value of Investments (Cost $10,931,184)(a) - 97.93%			$11,196,396

Other Assets Less Liabilities - 2.07%			236,912

Net Assets - 100.00%			$11,433,308

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	97.93%	$11,196,396
Other Assets Less Liabilities	2.07%	236,912
Total	100.00%	$11,433,308

			(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$269,113
Aggregate gross unrealized depreciation	(3,901)

Net unrealized appreciation	$265,212

(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Traditional Fixed Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$11,196,396	$11,196,396	$-	$-
Total	$11,196,396	$11,196,396	$-	$-

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 9.74%
* iPath US Treasury 10-year Bear ETN		9,544	$238,982

Total Exchange Traded Product (Cost $302,264)			238,982

OPEN-END FUNDS - 87.29%
BlackRock Municipal Series Trust - BlackRock Strategic Municipal Opportunities F		38,746	443,250
Columbia Funds Series Trust I - Columbia High Yield Municipals Fund		6,881	72,874
Nuveen All-American Municipal Bond Fund		38,487	443,365
Nuveen High Yield Municipal Bond Fund		4,497	76,220
Oppenheimer Rochester AMT-Free Municipals Fund		10,818	75,404
Oppenheimer Rochester Short Term Municipal Fund		116,578	438,335
Oppenheimer Rochester Minnesota Municipal Fund		34,129	446,406
Oppenheimer Rochester National Municipals		10,601	75,902
Vanguard High-Yield Tax-Exempt Fund		6,305	70,550

Total Open-End Funds (Cost $2,063,912)			2,142,306

SHORT-TERM INVESTMENT - 1.42%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	34,868	34,868

Total Short-Term Investment (Cost $34,868)			34,868

Total Value of Investments (Cost $2,401,044)(a) - 98.45%			$2,416,156

Other Assets Less Liabilities - 1.55%			37,945

Net Assets - 100.00%			$2,454,101

§ Represents 7 day effective yield	* Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Product	9.74%	$238,982
Open-End Funds	87.29%	2,142,306
Short-Term Investment	1.42%	34,868
Other Assets Less Liabilities	1.55%	37,945
Total	100.00%	$2,454,101

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$78,394
Aggregate gross unrealized depreciation			(63,282)

Net unrealized appreciation			$15,112
			(Continued)

Rx Tax Advantaged Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Tax Advantaged Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tax Advantaged Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$238,982	$238,982	$-	$-
Open-End Funds	2,142,306	2,142,306	-	-
Short-Term Investment	34,868	34,868	-	-
Total	$2,416,156	$2,416,156	$-	$-

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 99.68%

Consumer Discretionary - 12.48%
*	Gentherm, Inc.	2,200	$107,470
	Hanesbrands, Inc.	3,300	338,844
	Magna International, Inc.	1,200	136,164
	Marriott International, Inc.	6,700	464,980
*	Michael Kors Holdings Ltd.	5,600	448,672
*	Skechers U.S.A., Inc.	6,500	383,420
*	TAL Education Group	6,200	212,040
*	Under Armour, Inc.	6,500	444,340
	VF Corp.	3,320	212,878
*	Vipshop Holdings Ltd.	2,300	452,249
			3,201,057
Consumer Staples - 3.46%
	Amira Nature Foods Ltd.	7,400	127,428
*	IGI Laboratories, Inc.	8,467	58,338
*	Inventure Foods, Inc.	9,200	111,504
	Tyson Foods, Inc.	15,500	589,930
			887,200
Energy - 13.32%
*	Callon Petroleum Co.	22,700	243,571
	Cimarex Energy Co.	1,500	217,740
	Emerge Energy Services LP	1,500	216,255
	EOG Resources, Inc.	4,600	505,448
	GasLog Ltd.	1,500	37,965
	Green Plains, Inc.	1,150	51,394
	Helmerich & Payne, Inc.	3,200	336,160
*	Matador Resources Co.	13,600	372,096
	Nabors Industries Ltd.	15,100	410,871
*	Navigator Holdings Ltd.	5,100	150,399
*	Profire Energy, Inc.	23,100	109,494
*	Ring Energy, Inc.	6,600	113,322
	Schlumberger Ltd.	3,350	367,294
	Tallgrass Energy Partners LP	2,100	89,880
	Targa Resources Partners LP	1,400	104,160
*	Vertex Energy, Inc.	9,457	88,234
			3,414,283
Financials - 5.45%
	American Tower Corp.	2,900	285,940
	Atlas Financial Holdings, Inc.	6,900	99,567
	Federated National Holding Co.	11,600	286,520
	Lazard Ltd	3,200	174,912
	McGraw Hill Financial, Inc.	2,200	178,486
	Spirit Realty Capital, Inc.	9,900	116,919
	United Insurance Holdings Corp.	15,850	255,819
			1,398,163
			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 17.05%
*	Actavis PLC	3,140	$712,717
	AmerisourceBergen Corp.	3,050	236,039
*	Depomed, Inc.	15,400	236,390
*	Gilead Sciences, Inc.	4,900	527,044
*	HCA Holdings, Inc.	7,300	509,686
*	Illumina, Inc.	1,600	286,976
*	Jazz Pharmaceuticals PLC	2,300	374,716
*	Lannett Co., Inc.	12,600	496,188
	McKesson Corp.	2,175	424,190
	POZEN, Inc.	10,800	89,640
*	Taro Pharmaceutical Industries Ltd.	1,400	225,624
	Thermo Fisher Scientific, Inc.	2,100	252,441
			4,371,651
Industrials - 12.32%
*	Aerovironment, Inc.	4,600	145,084
*	Astronics Corp.	2,000	125,480
*	CTPartners Executive Search, Inc.	9,200	165,140
	Delta Air Lines, Inc.	2,100	83,118
	Douglas Dynamics, Inc.	4,700	93,718
	Huntington Ingalls Industries, Inc.	3,250	331,858
	Lockheed Martin Corp.	1,900	330,600
	Nielsen NV	4,800	225,552
	Northrop Grumman Corp.	2,000	254,440
	Raytheon Co.	2,450	236,033
	Southwest Airlines Co.	6,500	208,065
*	Spirit Airlines, Inc.	1,200	84,468
	The Greenbrier Cos., Inc.	3,250	232,440
	Trinity Industries, Inc.	4,510	218,194
*	United Rentals, Inc.	3,600	423,540
			3,157,730
Information Technology - 32.56%
*	Alliance Data Systems Corp.	1,000	264,640
	Apple, Inc.	8,200	840,500
*	ARRIS Group, Inc.	4,000	122,440
	Avago Technologies Ltd.	7,200	591,048
*	Benchmark Electronics, Inc.	11,300	278,319
*	ChinaCache International Holdings Ltd.	4,700	68,432
*	Cognex Corp.	3,700	155,326
*	Envestnet, Inc.	10,500	483,105
*	Facebook, Inc.	6,200	463,884
*	Fiserv, Inc.	3,400	219,198
*	FleetCor Technologies, Inc.	4,000	574,760

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued

	Logitech International	13,700	$188,512
	Intel Corp.	14,000	488,880
	Methode Electronics, Inc.	10,200	343,944
*	Micron Technology, Inc.	17,775	579,465
*	NXP Semiconductor NV	7,400	507,048
*	Qihoo 360 Technology Co. Ltd.	3,200	281,056
	Seiko Epson Corp.	9,200	233,680
	Siliconware Precision Industries Co.	11,700	85,995
	Skyworks Solutions, Inc.	10,900	617,594
*	Super Micro Computer, Inc.	5,000	122,450
*	SuperCom Ltd.	5,753	67,253
	Tencent Holdings Ltd.	13,800	223,808
	Ubiquiti Networks, Inc.	6,650	301,644
*	Ultra Clean Holdings, Inc.	10,000	96,500
	YY, Inc.	1,750	148,557
			8,348,038
Materials - 3.04%
	Alcoa, Inc.	26,500	440,165
	LyondellBasell Industries NV	1,700	194,395
	Westlake Chemical Corp.	1,500	145,695
			780,255

	Total Common Stocks (Cost $23,659,475)		25,558,377

SHORT-TERM INVESTMENT - 0.81%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	209,173	209,173

	Total Short-Term Investment (Cost $209,173)		209,173

Total Value of Investments (Cost $23,868,648) - 100.49%			$25,767,550

Liabilities in Excess of Other Assets - (0.49)%			(126,600)

Net Assets - 100.00%			$25,640,950

§	Represents 7 day effective yield
*	Non-income producing investment

	The following acronyms are used in this portfolio:
	PLC - Public Limited Company
	NV - Netherlands Security

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	12.48%	$3,201,057
	Consumer Staples	3.46%	887,200
	Energy	13.32%	3,414,283
	Financials	5.45%	1,398,163
	Health Care	17.05%	4,371,651
	Industrials	12.32%	3,157,730
	Information Technology	32.56%	8,348,038
	Materials	3.04%	780,255
	Short-Term Investment	0.81%	209,173
	Liabilities in Excess of Other Assets	-0.49%	(126,600)
	Total	100.00%	$25,640,949

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,340,968
Aggregate gross unrealized depreciation				(442,066)

Net unrealized appreciation				$1,898,902

				(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation

The Rx Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of August 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$25,558,377	$25,558,377	$-	$-
Short-Term Investment	209,173	209,173	-	-
Total	$25,767,550	$25,767,550	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/D. Jerry Murphey
Date: October 27, 2014	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/D. Jerry Murphey
Date: October 27, 2014	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/Julie M. Koethe
Date: October 27, 2014	Julie M. Koethe Treasurer and Principal Financial Officer, RiskX Funds